Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by geographical region (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Trading assets	218,093	248,842
Derivatives	284,146	196,882
Other financial assets	15,282	14,765
Total assets	2,966,530	2,957,939	$ 2,984,164
Liabilities under insurance contracts	110,587	109,077
Deferred tax	2,422	4,673
Other liabilities	20,177	22,430
Total liabilities	2,770,502	2,751,162
Total equity	196,028	206,777	$ 204,995	$ 192,668
Total liabilities and equity	2,966,530	2,957,939
Insurance manufacturing subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	128,604	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	44,384	44,682
Derivatives	463	147
– financial investments at amortised cost	67,104	61,593
– financial investments at fair value through other comprehensive income	10,755	13,268
Other financial assets	5,898	7,967
Reinsurance assets	4,721	3,921
PVIF	9,900	9,453
Other assets and investment properties	3,705	3,585
Total assets	146,930	144,616
Liabilities under investment contracts designated at fair value	5,380	5,938
Liabilities under insurance contracts	114,907	112,807
Deferred tax	1,750	1,630
Other liabilities	7,212	7,269
Total liabilities	129,249	127,644
Total equity	17,681	16,972
Total liabilities and equity	146,930	144,616
Insurance manufacturing subsidiaries | Europe
Disclosure of types of insurance contracts [line items]
Financial assets	27,407	34,264
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,858	19,030
Derivatives	292	65
– financial investments at amortised cost	383	1,161
– financial investments at fair value through other comprehensive income	9,505	12,073
Other financial assets	1,369	1,935
Reinsurance assets	183	213
PVIF	1,296	1,098
Other assets and investment properties	958	1,091
Total assets	29,844	36,666
Liabilities under investment contracts designated at fair value	1,143	1,396
Liabilities under insurance contracts	24,076	30,131
Deferred tax	288	250
Other liabilities	2,166	2,711
Total liabilities	27,673	34,488
Total equity	2,171	2,178
Total liabilities and equity	29,844	36,666
Insurance manufacturing subsidiaries | Asia
Disclosure of types of insurance contracts [line items]
Financial assets	100,224	92,535
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	28,030	25,248
Derivatives	171	82
– financial investments at amortised cost	66,674	60,389
– financial investments at fair value through other comprehensive income	861	817
Other financial assets	4,488	5,999
Reinsurance assets	4,533	3,703
PVIF	8,407	8,177
Other assets and investment properties	2,687	2,431
Total assets	115,851	106,846
Liabilities under investment contracts designated at fair value	4,237	4,542
Liabilities under insurance contracts	89,904	81,840
Deferred tax	1,440	1,357
Other liabilities	4,992	4,523
Total liabilities	100,573	92,262
Total equity	15,278	14,584
Total liabilities and equity	115,851	106,846
Insurance manufacturing subsidiaries | Latin America
Disclosure of types of insurance contracts [line items]
Financial assets	973	858
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	496	404
Derivatives	0	0
– financial investments at amortised cost	47	43
– financial investments at fair value through other comprehensive income	389	378
Other financial assets	41	33
Reinsurance assets	5	5
PVIF	197	178
Other assets and investment properties	60	63
Total assets	1,235	1,104
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	927	836
Deferred tax	22	23
Other liabilities	54	35
Total liabilities	1,003	894
Total equity	232	210
Total liabilities and equity	$ 1,235	$ 1,104